Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

Note 16 – Equity

Ordinary shares

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 16,250,000 shares of ordinary shares outstanding that have been retroactively restated to the beginning of the first period presented. A further 2,800,000 shares were issued by March 23, 2023, and 171,384 shares were issued on October 6, 2023, resulting in 19,221,384 shares of ordinary shares outstanding as at December 31, 2023.

On Feb 16, 2024, 3,555,555 shares were issued as a result of a follow-on offering. During the year ended December 31, 2024, an additional 813,369 shares were issued pursuant to the acquisition of Simply, S-8, and compensation settlements, 23,590,308 resulting in 19,221,384 shares of ordinary shares outstanding as at December 31, 2024.

The Company only has one single class of ordinary shares that are accounted for as permanent equity.